UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2015

Date of reporting period:  July 31, 2014

Item 1. Schedule of Investments.

Schedule of Investments July 31, 2014 (Unaudited)

Nuance Concentrated Value Fund

	Shares	Value
COMMON STOCKS - 87.7%
Consumer Discretionary - 5.0%
Target Corp.	527,430	$31,429,554
Consumer Staples - 15.7%
ConAgra Foods, Inc.	821,298	24,745,709
Kellogg Co.	519,074	31,056,197
Sysco Corp.	1,203,046	42,936,712
		98,738,618
Energy - 10.9%
Exxon Mobil Corp.	122,197	12,090,171
Franks International N.V.	1,105,179	25,584,894
Imperial Oil Ltd.	476,306	24,453,550
Southwestern Energy Co. *	151,608	6,152,253
		68,280,868
Financials - 12.6%
BOK Financial Corp.	305,244	20,219,363
MetLife, Inc.	106,015	5,576,389
Northern Trust Corp.	432,171	28,907,918
ProAssurance Corp.	568,251	24,792,791
		79,496,461
Healthcare - 11.4%
Patterson Companies, Inc.	1,196,967	46,693,683
Stryker Corp.	155,264	12,385,409
Waters Corp. *	120,494	12,463,899
		71,542,991
Industrials - 10.3%
American Science and Engineering, Inc.	306,565	19,252,282
Clean Harbors, Inc. *	211,877	12,210,471
Xylem, Inc.	939,921	33,169,812
		64,632,565
Information Technology - 9.1%
Cabot Microelectronics Corp. *	157,186	6,317,305
Knowles Corp. *	413,041	12,011,232
MKS Instruments, Inc.	1,219,898	38,768,359
		57,096,896
Materials - 11.2%
Compass Minerals International, Inc.	241,614	20,783,636
Goldcorp, Inc.	795,513	21,797,056
Mosaic Co.	602,888	27,799,166
		70,379,858
Utilities - 1.5%
Consolidated Edison, Inc.	166,712	9,350,876
Total Common Stocks
(Cost $542,262,024)		550,948,687

SHORT-TERM INVESTMENT - 13.7%
Fidelity Institutional Government Portfolio, 0.01% ^
(Cost $86,074,893)	86,074,893	86,074,893

Total Investments - 101.4%
(Cost $628,336,917)		637,023,580
Other Assets and Liabilities, Net - (1.4)%		(8,724,479)
Total Net Assets - 100.0%		$628,299,101

*	Non-income producing security.
^	Variable rate security- The rate shown is the rate in effect as of July 31, 2014.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$550,948,687	$-	$-	$550,948,687
Short-Term Investment	86,074,893	-	-	86,074,893
Total Investments	$637,023,580	$-	$-	$637,023,580

Transfers between levels are recognized at the end of the reporting period.  During the period ended July 31, 2014, the Fund recognized no transfers to/from all Levels.  The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments July 31, 2014 (Unaudited)

Nuance Mid Cap Value Fund

	Shares	Value
COMMON STOCKS - 94.5%
Consumer Discretionary - 3.6%
Family Dollar Stores, Inc.	1,525	$113,994
Nordstrom, Inc.	1,655	114,576
Target Corp.	6,766	403,186
Urban Outfitters, Inc. *	4,924	175,934
		807,690
Consumer Staples - 13.4%
ConAgra Foods, Inc.	34,446	1,037,858
Kellogg Co.	16,664	997,007
Sysco Corp.	26,948	961,774
		2,996,639
Energy - 6.2%
Frank's International N.V.	43,334	1,003,182
Imperial Oil Ltd.	3,237	166,188
Southwestern Energy Co. *	5,455	221,364
		1,390,734
Financials # - 26.5%
BOK Financial Corp.	12,009	795,476
Chubb Corp.	2,569	222,758
CNA Financial Corp.	11,344	423,925
Commerce Bancshares, Inc.	3,681	165,866
Corrections Corporation of America - REIT	3,351	107,969
Endurance Specialty Holdings Ltd.	3,282	173,585
Franklin Resources, Inc.	4,811	260,516
HCC Insurance Holdings, Inc.	9,353	436,598
Kansas City Life Insurance Co.	13,315	581,466
Northern Trust Corp.	13,809	923,684
ProAssurance Corp.	25,685	1,120,637
Rayonier, Inc. - REIT	2,330	79,360
State Street Corp.	3,340	235,270
T. Rowe Price Group, Inc.	1,322	102,666
TowneBank	20,122	297,403
		5,927,179
Healthcare - 9.2%
Becton, Dickinson & Co.	1,394	162,038
DENTSPLY International, Inc.	7,075	328,421
Patterson Companies, Inc.	28,804	1,123,644
Stryker Corp.	1,371	109,365
Waters Corp. *	3,149	325,733
		2,049,201
Industrials - 10.1%
American Science and Engineering, Inc.	10,437	655,444
Clean Harbors, Inc. *	5,340	307,744
Dover Corp.	1,256	107,715
Republic Services, Inc.	3,010	114,169
Rockwell Collins, Inc.	1,409	103,237
Xylem, Inc.	27,349	965,146
		2,253,455
Information Technology - 9.4%
Altera Corp.	4,888	159,935
Cabot Microelectronics Corp. *	11,204	450,289
Knowles Corp. *	15,548	452,136
MKS Instruments, Inc.	32,876	1,044,799
2,107,159

Materials - 13.7%
AptarGroup, Inc.	1,809	110,530
Compass Minerals International, Inc.	7,265	624,935
Goldcorp, Inc.	27,800	761,720
Innophos Holdings, Inc.	5,992	362,097
Kennametal, Inc.	2,682	113,395
Mosaic Co.	21,289	981,636
Praxair, Inc.	886	113,532
		3,067,845
Utilities - 2.4%
Consolidated Edison, Inc.	1,978	110,946
Great Plains Energy, Inc.	8,577	212,624
National Fuel Gas Co.	1,440	99,230
Portland General Electric Co.	3,322	106,071
		528,871
Total Common Stocks
(Cost $20,958,383)		21,128,773

SHORT-TERM INVESTMENT - 7.9%
Fidelity Institutional Government Portfolio, 0.01% ^
(Cost $1,761,267)	1,761,267	1,761,267

Total Investments - 102.4%
(Cost $22,719,650)		22,890,040
Other Assets and Liabilities, Net - (2.4)%		(536,628)
Total Net Assets - 100.0%		$22,353,412

*	Non-income producing security.
#
As of July 31, 2014, the Fund had a significant portion of its assets invested in this sector.  The financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence and spending.

^	Variable rate security- The rate shown is the rate in effect as of July 31, 2014.
REIT-	Real Estate Investment Trust

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$21,128,773	$-	$-	$21,128,773
Short-Term Investment	1,761,267	-	-	1,761,267
Total Investments	$22,890,040	$-	$-	$22,890,040

Transfers between levels are recognized at the end of the reporting period.  During the period ended July 31, 2014, the Fund recognized no transfers to/from all Levels.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows*:

	Nuance Concentrated Value Fund	Nuance Mid Cap Value Fund
Cost of investments	$628,336,917	$22,719,650

Gross unrealized appreciation	19,946,221	659,550
Gross unrealized depreciation	(11,259,558)	(489,160)
Net unrealized appreciation	$8,686,663	$170,390

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                                  James R. Arnold, President

Date September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/  James R. Arnold
                                                     James R. Arnold, President

Date September 23, 2014

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                                    Brian R. Wiedmeyer, Treasurer

Date September 23, 2014